Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Office electronic equipment	20,448	20,448	2,856
Office fixtures and furniture	147,312	147,312	20,578
Vehicles	1,201,452	1,201,452	167,834
Leasehold improvements	-	-	-
Subtotal	1,369,212	1,369,212	191,268
Less: accumulated depreciation	(923,842)	(1,088,591)	(152,068)
Total	445,370	280,621	39,200